9. Discontinued Operations (Details - Condensed SIM) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 07, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Investment properties	$ 33,829,902	$ 35,786,053	$ 37,407,083
Total assets	34,426,148	36,819,528	38,553,356
Stockholder's equity	(7,355,017)	(4,763,785)	(5,010,816)		$ 1,776,641
Loans & borrowings	22,584,601	22,584,601	26,807,987
Total equity and liabilities	$ 34,426,148	$ 36,819,528	$ 38,553,356
SIM S.r.l. (SIM) [Member] | Discontinued operations [Member]
Disclosure of subsidiaries [line items]
Investment properties				$ 2,672,288
Other current assets				(255,710)
Total assets				2,416,578
Stockholder's equity				912,255
Loans & borrowings				1,382,295
Other Liabilities				122,028
Total equity and liabilities				$ 2,416,578